PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Aerospace & Defense 4.0%
Boeing Co. (The)*	11,349	$2,144,961
General Electric Co.	11,436	3,413,074
		5,558,035
Automobiles 3.6%
Tesla, Inc.*	11,627	5,001,587
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc.*	3,316	1,437,851
Broadline Retail 8.4%
Amazon.com, Inc.*	46,971	10,954,576
MercadoLibre, Inc. (Brazil)*	337	698,190
		11,652,766
Consumer Staples Distribution & Retail 3.3%
Costco Wholesale Corp.	3,215	2,937,192
Walmart, Inc.	15,132	1,672,237
		4,609,429
Electric Utilities 1.5%
Constellation Energy Corp.	5,810	2,116,932
Entertainment 6.3%
Netflix, Inc.*	44,422	4,778,919
Spotify Technology SA*	2,800	1,676,836
Walt Disney Co. (The)	21,673	2,264,178
		8,719,933
Financial Services 3.9%
Mastercard, Inc. (Class A Stock)	8,454	4,654,180
Toast, Inc. (Class A Stock)*	20,599	704,280
		5,358,460
Health Care Equipment & Supplies 1.9%
Edwards Lifesciences Corp.*	13,110	1,136,244
Intuitive Surgical, Inc.*	2,635	1,511,120
		2,647,364
Interactive Media & Services 12.0%
Alphabet, Inc. (Class A Stock)	34,731	11,120,172
Meta Platforms, Inc. (Class A Stock)	8,482	5,495,912
		16,616,084
IT Services 3.2%
Shopify, Inc. (Canada) (Class A Stock)*	14,682	2,329,152
Snowflake, Inc.*	8,454	2,123,983
		4,453,135
Pharmaceuticals 3.3%
Eli Lilly & Co.	4,183	4,498,691

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 19.1%
Advanced Micro Devices, Inc.*	7,265	$1,580,355
Broadcom, Inc.	17,099	6,890,213
NVIDIA Corp.	87,588	15,503,076
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,795	2,563,831
		26,537,475
Software 18.6%
AppLovin Corp. (Class A Stock)*	3,698	2,216,877
Cadence Design Systems, Inc.*	9,016	2,811,549
Crowdstrike Holdings, Inc. (Class A Stock)*	5,873	2,990,297
Datadog, Inc. (Class A Stock)*	6,320	1,011,263
Microsoft Corp.	26,291	12,935,435
Oracle Corp.	9,938	2,006,979
ServiceNow, Inc.*	2,319	1,883,979
		25,856,379
Specialty Retail 0.8%
Industria de Diseno Textil SA (Spain), ADR	82,879	1,164,450
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	43,426	12,109,340

Total Long-Term Investments (cost $97,576,691)		138,337,911

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $503,288)(wb)	503,288	503,288

TOTAL INVESTMENTS 100.0% (cost $98,079,979)		138,841,199
Liabilities in excess of other assets (0.0)%		(26,500)

Net Assets 100.0%		$138,814,699

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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